Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) bonds	Dec. 31, 2018 GBP (£) bonds
Disclosure of detailed information about financial instruments [line items]
Interest rate swap contracts to fix debt amount	£ 557
Interest rate swap contracts to fix debt outstanding amount	246
Contracts to fix debt amount, net	£ 803
Outstanding contracts rate	1.34
Outstanding contracts average rate	0.79
Mark-to-market value of rate derivatives		£ 8
Hedging gains/(losses) recognised in OCI	£ 3
Cost of hedging reserve	£ 2
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average rate Bonds | bonds	1.59	0.86
US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Mark-to-market value of rate derivatives	£ (167)	£ (185)
Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Mark-to-market value of rate derivatives	(166)	(215)
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Mark-to-market value of rate derivatives	£ 336	£ 432
Euro 2025 senior notes [member] | Libor [member]
Disclosure of detailed information about financial instruments [line items]
Marginal interest rate on reference rate		0.81%
Euro 2021 senior notes [member] | Libor [member]
Disclosure of detailed information about financial instruments [line items]
Marginal interest rate on reference rate		1.36%
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	2.20%
Bottom of range [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.83%
Bottom of range [member] | Euro 2025 senior notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		1.375%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	3.60%
Top of range [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	2.10%
Top of range [member] | Euro 2021 senior notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		1.875%